UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2001

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    501-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 21, 2005

Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total:  $105823
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      666    40100 SH       SOLE                    35650              4450
AOL Time Warner                COM              00184A105     2043    61717 SH       SOLE                    54712              7005
AT&T Corp                      COM              001957109     1447    74992 SH       SOLE                    68308              6684
AT&T Wireless                  COM              00209a106      363    24330 SH       SOLE                    22059              2271
Agilent Technologies           COM              00846U101      353    18037 SH       SOLE                    16275              1762
American Express               COM              025816109     2557    87984 SH       SOLE                    80464              7520
Bank of America                COM              060505104     1201    20569 SH       SOLE                    18319              2250
Boeing Company                 COM              097023105     1986    59285 SH       SOLE                    54885              4400
Bristol Myers Squibb           COM              110122108     2577    46387 SH       SOLE                    42537              3850
Broadcom Corporation           COM              111320107      207    10218 SH       SOLE                     9335               883
Caterpillar, Inc               COM              149123101     2763    61664 SH       SOLE                    56019              5645
Cisco Systems                  COM              17275R102      792    65044 SH       SOLE                    56341              8703
Citigroup Inc                  COM              172967101     2222    54856 SH       SOLE                    45752              9104
Coca-Cola                      COM              191216100     1716    36623 SH       SOLE                    32628              3995
Corp. Office Prop.             COM              22002t108      262    24000 SH       SOLE                    10000             14000
Deere & Co                     COM              244199105     1265    33640 SH       SOLE                    30690              2950
Diebold, Inc                   COM              253651103      833    21860 SH       SOLE                    20410              1450
Disney, (Walt) Co              COM              254687106     1744    93636 SH       SOLE                    85311              8325
DuPont deNemours               COM              263534109     1797    47901 SH       SOLE                    44086              3815
Exxon Mobil Corp               COM              30231G102     3615    91754 SH       SOLE                    83564              8190
FedEx Corp                     COM              31428X106     2857    77730 SH       SOLE                    70170              7560
Ford Motor Co                  COM              345370860     1644    94741 SH       SOLE                    86540              8201
General Electric               COM              369604103     5403   145243 SH       SOLE                   133844             11399
General Motors                 COM              370442105     1313    30598 SH       SOLE                    27648              2950
Halliburton Co                 COM              406216101      506    22460 SH       SOLE                    20860              1600
Hewlett-Packard                COM              428236103     1003    62283 SH       SOLE                    55803              6480
Hillenbrand Inds               COM              431573104      336     6225 SH       SOLE                     6225
Int'l Business Mach            COM              459200101     3020    32719 SH       SOLE                    30404              2315
Intel Corp                     COM              458140100     2791   136568 SH       SOLE                   124198             12370
International Paper            COM              460146103     1538    44187 SH       SOLE                    40537              3650
JDS Uniphase Corp              COM              46612J101      192    30355 SH       SOLE                    28119              2236
JP Morgan Chase                COM              46625H100     2519    73750 SH       SOLE                    68003              5747
Johnson & Johnson              COM              478160104     3612    65200 SH       SOLE                    60280              4920
Lucent Technologies            COM              549463107      565    98627 SH       SOLE                    88510             10117
Matsushita Elec ADR            COM              576879209     1196    99000 SH       SOLE                    91800              7200
McDonalds Corp                 COM              580135101     1433    52804 SH       SOLE                    49864              2940
Medtronic Inc                  COM              585055106      357     8215 SH       SOLE                     8115               100
Merck                          COM              589331107     4128    61983 SH       SOLE                    55563              6420
Microsoft Corp                 COM              594918104     1710    33427 SH       SOLE                    30316              3111
Motorola, Inc                  COM              620076109     1391    89149 SH       SOLE                    83029              6120
Nokia ADS                      COM              654902204     1543    98599 SH       SOLE                    90683              7916
Nortel Networks                COM              656568102      263    46818 SH       SOLE                    43908              2910
Novartis AG ADR                COM              66987V109     1703    43750 SH       SOLE                    39520              4230
Pfizer Inc                     COM              717081103     1621    40431 SH       SOLE                    36833              3598
Procter & Gamble               COM              742718109     3399    46690 SH       SOLE                    43470              3220
RF Micro Devices               COM              749941100      695    41895 SH       SOLE                    38025              3870
Royal Dutch Pet ADR            COM              780257804     2673    53200 SH       SOLE                    48595              4605
Royal Phil Elec ADR            COM              500472303     2557   132502 SH       SOLE                   123168              9334
SAP AG ADR                     COM              803054204      663    25575 SH       SOLE                    23075              2500
SBC Communications             COM              78387G103      856    18176 SH       SOLE                    16276              1900
Sony Corp ADR                  COM              835699307     1785    53756 SH       SOLE                    49146              4610
Texaco Inc                     COM              881694103      516     7942 SH       SOLE                     7842               100
Tyco International             COM              902124106     5280   116048 SH       SOLE                   106933              9115
Tyson Foods Cl A               COM              902494103     2059   205449 SH       SOLE                   196404              9045
United Technologies            COM              913017109     2891    62164 SH       SOLE                    57159              5005
Vivendi Univ. ADR              COM              92851S204      670    14455 SH       SOLE                    13045              1410
Wal-Mart Stores                COM              931142103     7905   159692 SH       SOLE                   145296             14396
WorldCom, Inc                  COM              98157D106      822    54633 SH       SOLE                    50797              3836